Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 22, 2019
Restatement [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet [Line Items]
Warrant Liabilities	$ 13,130,000	$ 10,660,000	$ 9,000,000	$ 5,850,000	$ 7,240,000	$ 6,880,000
Class A Common Stock Subject to Possible Redemption	(13,130,000)	(10,660,000)	(9,000,000)	(5,850,000)	(7,240,000)	(6,880,000)
Class A Common Stock	131	107	90	59	72	69
Additional Paid-in Capital	6,488,292	4,018,316	2,358,333	(791,636)	598,351	238,354
(Accumulated Deficit) Retained Earnings	(6,488,423)	(4,018,423)	(2,358,423)	791,577	(598,423)	(238,423)
Numbers of Class A common stock subject to redemption	(1,313,000)	(1,066,000)	(900,000)	(585,000)	(724,000)	(688,000)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet [Line Items]
Warrant Liabilities	13,130,000	10,660,000	9,000,000	5,850,000	7,240,000	6,880,000
Class A Common Stock Subject to Possible Redemption	79,361,560	81,977,870	83,839,070	87,271,120	85,842,270	86,198,400
Class A Common Stock	206	181	162	128	141	138
Additional Paid-in Capital	12,076,635	9,460,350	7,599,169	4,167,154	5,595,952	5,239,825
(Accumulated Deficit) Retained Earnings	(7,077,081)	(4,460,771)	(2,599,580)	832,479	(596,380)	(240,246)
Total Stockholders’ Equity	5,000,010	5,000,010	5,000,001	5,000,010	5,000,001	5,000,005
Numbers of Class A common stock subject to redemption	7,936,156	8,197,787	8,383,907	8,727,112	8,584,227	8,619,840
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued balance sheet [Line Items]
Class A Common Stock Subject to Possible Redemption	92,491,560	92,637,870	92,839,070	93,121,120	93,082,270	93,078,400
Class A Common Stock	75	74	72	69	69	69
Additional Paid-in Capital	5,588,343	5,442,034	5,240,836	4,958,789	4,997,601	5,001,471
(Accumulated Deficit) Retained Earnings	(588,658)	(442,348)	(241,157)	40,902	2,043	(1,823)
Total Stockholders’ Equity	5,000,010	5,000,010	5,000,001	5,000,010	5,000,001	5,000,005
Numbers of Class A common stock subject to redemption	$ 9,249,156	$ 9,263,787	$ 9,283,907	$ 9,312,112	$ 9,308,227	$ 9,307,840